Note 5 - Loan Servicing (Detail) - Mortgage Loans Serviced For Others (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Freddie Mac [Member]
Mortgage loan portfolios serviced for:
Mortgage Loan Portfolios Serviced For	$ 605,000	$ 601,710
Fannie Mae [Member]
Mortgage loan portfolios serviced for:
Mortgage Loan Portfolios Serviced For	1,140	1,446
Federal Home Loan Bank [Member]
Mortgage loan portfolios serviced for:
Mortgage Loan Portfolios Serviced For	$ 2,094	$ 2,757